PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Jun. 30, 2018
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Provision for decommissioning restoration and rehabilitation costs [text block]

10

PROVISION FOR ENVIRONMENTAL REHABILITATION

Amounts in R million	Note	2018	2017

Opening balance		531.7	522.9
Unwinding of provision	7	45.6	45.3
Change in estimate of environmental rehabilitation recognised in profit or loss	5.1	(2.9)	0.6
Change in estimate of environmental rehabilitation recognised to decommissioning asset	9	3.9	(34.4)
Environmental rehabilitation payments		(24.9)	(19.5)
To reduce decommissioning liabilities		(21.5)	(11.6)
To reduce restoration liabilities	13	(3.4)	(7.9)
Transferred from non-current liabilities held for sale	23	-	16.8
Closing balance		553.4	531.7

Environmental rehabilitation payments to reduce the liability		(24.9)	(19.5)
Ongoing rehabilitation expenditure *	21	(26.7)	(22.4)
Total cash spent on environmental rehabilitation		(51.6)	(41.9)
* The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production. These costs do not represent a reduction of the above liability and are expensed as operating costs.